Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Instrument
Schedule of Future Minimum Lease Payments for Capital Leases
FUTURE MINIMUM ANNUAL LEASE PAYMENTS, INCLUDING INTEREST FOR THE CAPITAL LEASE (in millions)

December 31, 2016
2017	$1
2018	1
2019	1
2020	1
2021	1
Thereafter	7
Total minimum lease payments	12
Less amount representing interest	(3)
Capital lease obligations	$9

Schedule of Debt
DEBT BALANCE, NET OF UNAMORTIZED ISSUANCE COSTS (in millions)

	December 31,
	2016	2015
Revolving Credit Facility	$330	$305
Dropdown Credit Facility	—	—
Term Loan Facility	—	250
5.500% Senior Notes due 2019	500	500
5.875% Senior Notes due 2020 (a)	470	470
6.125% Senior Notes due 2021 (a)	800	550
6.250% Senior Notes due 2022	800	800
6.375% Senior Notes due 2024	450	—
5.250% Senior Notes due 2025	750	—
Capital lease obligations	9	8
Total Debt	4,109	2,883
Unamortized issuance costs (a)	(55)	(39)
Current maturities, net of unamortized issuance costs	(1)	—
Debt, Net of Current Maturities and Unamortized Issuance Costs	$4,053	$2,844

(a)	Unamortized premiums of $4 million associated with these senior notes are included in unamortized issuance costs at both December 31, 2016 and 2015.